Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

The estimated useful lives are as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Group’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	109,339	184,655	212,474	30,383
Internet value-added services	340,795	332,533	402,807	57,601
AI and others
Advertising agency services	89,275	78,036	238,985	34,174
Multi-cloud Management Services	87,747	87,242	136,331	19,495
Sale and rental of robotic products	22,034	111,577	145,866	20,859
Technical, AI application services and others	20,313	12,834	13,981	1,999
Total consolidated revenues	669,503	806,877	1,150,444	164,511